Trading liabilities	12 Months Ended
Dec. 31, 2017
Trade and Other Payables [Abstract]
Trade and Other Payables
22.	Trade and Other Payables

Trade and other payables as of December 31, 2016 and 2017 are as follows:

		2016		2017
		Current	Non-current	Current	Non-current
		In millions of won
Trade payables	￦	2,610,373	—	2,936,990	—
Other trade payables		1,498,582	3,033,780	1,649,933	2,825,039
Accrued expenses		1,152,933	2,161	1,087,844	1,951
Leasehold deposits received		1,426	1,008	1,562	1,308
Other deposits received		197,711	93,751	186,817	102,896
Finance lease liabilities		121,176	420,003	131,792	286,468
Dividends payable		3,204	—	4,448	—
Others (*)		6	7,472	135	5,818

	￦	5,585,411	3,558,175	5,999,521	3,223,480

(*)	Details of others as of December 31, 2016 and 2017 are as follows:

		2016		2017
		Current	Non-current	Current	Non-current
		In millions of won
Advance received from local governments	￦	—	7,472	—	5,818
Others		6	—	135	—

	￦	6	7,472	135	5,818